INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at January 1, 2018	1,081,287	516,961	167,886	45,085	1,811,219
Additions	242,753	75,109	14,052	5,628	337,542
Reclassification	—	—	508	(508)	—
Translation differences and other movements	—	—	1,168	143	1,311
Balance at December 31, 2018	1,324,040	592,070	183,614	50,348	2,150,072
Additions	243,040	86,919	17,606	5,893	353,458
Reclassification	—	—	6,950	(6,950)	—
Translation differences and other movements	—	—	(679)	(688)	(1,367)
Balance at December 31, 2019	1,567,080	678,989	207,491	48,603	2,502,163

Accumulated amortization at January 1, 2018	847,129	343,348	141,806	38,480	1,370,763
Amortization	83,427	31,764	14,914	2,259	132,364
Translation differences and other movements	—	—	1,196	(48)	1,148
Balance at December 31, 2018	930,556	375,112	157,916	40,691	1,504,275
Amortization	103,812	35,817	18,677	2,158	160,464
Translation differences and other movements	—	—	(292)	(222)	(514)
Balance at December 31, 2019	1,034,368	410,929	176,301	42,627	1,664,225

Carrying amount at:
January 1, 2018	234,158	173,613	26,080	6,605	440,456
December 31, 2018	393,484	216,958	25,698	9,657	645,797
December 31, 2019	532,712	268,060	31,190	5,976	837,938

Additions of €353,458 thousand in 2019 (€337,542 thousand in 2018) primarily relate to externally acquired and internally generated costs for the development of new and existing models.